EARNINGS PER SHARE AND FULLY-DILUTED SHARES	12 Months Ended
Dec. 31, 2024
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE AND FULLY-DILUTED SHARES	EARNINGS PER SHARE AND FULLY-DILUTED SHARES
Basic earnings per share is calculated based on the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is normally computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans. However, as the net result represents a loss in 2024, the diluted earnings per share are equal to the basic earnings per share for 2024. For the years ended December 31, 2024, 2023 and 2022, the basic and diluted profit per share are:

	2024	2023	2022
Net profit (loss) attributable to equity owners of the parent (in $’000)	(11,841)	(10,548)	13,674
Weighted average shares outstanding	671,347,279	657,020,521	648,676,119
Basic profit (loss) per share (in $)	(0.018)	(0.016)	0.021
Weighted average diluted shares outstanding	785,412,134	725,463,948	707,141,263
Diluted profit (loss) per share (in $)	(0.018)	(0.016)	0.019
The diluted net loss used in the calculation of dilutive profit per share amounts to $11.8 million. Difference between the weighted average shares outstanding and the weighted average diluted shares outstanding used for basic profits calculations per share relates to restricted stock units (RSU), options and LTIP. The 81,492,951 average shares related to the convertible bonds are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.
Diluted shares
The composition of the number of shares and share rights outstanding as well as authorized share capital as per December 31, 2024, and the date of these financial statements is provided in the following table.
Movements of shares and other instruments between December 31, 2024, and April 2, 2025, are shown in the table below:

	December 31, 2024	Shares issued	Other	April 2, 2025
Shares	680,308,735	3,622,343	—	683,931,078
RSU	19,736,309	(89,378)	401,989	20,048,920
Options	24,238,937	(255,000)	(530,716)	23,453,221
Convertible bonds	81,492,951	—	—	81,492,951
LTIP	18,765,473	(3,277,965)	6,418,792	21,906,300
Issued	824,542,405	—	6,290,065	830,832,470
Available for issue	231,457,595	—	(6,290,065)	225,167,530
Authorized share capital	1,056,000,000	—	—	1,056,000,000